SEGMENT AND GEOGRAPHIC INFORMATION - Sales by geographical area (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of geographical areas [line items]
Sales	$ 43,978	$ 35,536
Americas
Disclosure of geographical areas [line items]
Sales	14,873	11,655
United States
Disclosure of geographical areas [line items]
Sales	4,768	3,342
Brazil
Disclosure of geographical areas [line items]
Sales	4,545	3,971
Canada
Disclosure of geographical areas [line items]
Sales	2,281	1,844
Mexico
Disclosure of geographical areas [line items]
Sales	1,463	1,151
Argentina
Disclosure of geographical areas [line items]
Sales	856	598
Others Americas
Disclosure of geographical areas [line items]
Sales	960	749
Total Europe
Disclosure of geographical areas [line items]
Sales	25,092	19,729
Germany
Disclosure of geographical areas [line items]
Sales	4,236	3,019
France
Disclosure of geographical areas [line items]
Sales	3,288	2,489
Poland
Disclosure of geographical areas [line items]
Sales	3,399	2,328
Spain
Disclosure of geographical areas [line items]
Sales	2,665	2,041
Italy
Disclosure of geographical areas [line items]
Sales	2,396	2,667
Turkey
Disclosure of geographical areas [line items]
Sales	685	669
Czech Republic
Disclosure of geographical areas [line items]
Sales	848	598
United Kingdom
Disclosure of geographical areas [line items]
Sales	952	728
Belgium
Disclosure of geographical areas [line items]
Sales	1,071	877
Russia
Disclosure of geographical areas [line items]
Sales	420	863
Netherlands
Disclosure of geographical areas [line items]
Sales	1,046	628
Romania
Disclosure of geographical areas [line items]
Sales	312	228
Ukraine
Disclosure of geographical areas [line items]
Sales	275	394
Others Europe
Disclosure of geographical areas [line items]
Sales	3,499	2,200
Total Asia & Africa
Disclosure of geographical areas [line items]
Sales	4,013	4,152
South Africa
Disclosure of geographical areas [line items]
Sales	1,308	1,202
Morocco
Disclosure of geographical areas [line items]
Sales	416	325
Egypt
Disclosure of geographical areas [line items]
Sales	76	26
Rest of Africa
Disclosure of geographical areas [line items]
Sales	289	456
China
Disclosure of geographical areas [line items]
Sales	345	397
Kazakhstan
Disclosure of geographical areas [line items]
Sales	370	370
South Korea
Disclosure of geographical areas [line items]
Sales	240	264
India
Disclosure of geographical areas [line items]
Sales	47	91
Rest of Asia
Disclosure of geographical areas [line items]
Sales	$ 922	$ 1,021